CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary shares	Additional paid-in capital	Accumulated deficit	Noncontrolling interests	Total
Balance at the beginning at Jun. 30, 2023	$ 1,014,328	$ 73,446,519	$ (64,199,776)		$ 10,261,071
Balance at the beginning (in shares) at Jun. 30, 2023	3,381,092
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sales of ordinary shares	$ 613,450	2,290,212			2,903,662
Sales of ordinary shares (in shares)	2,044,833
Issuance of ordinary shares for compensation	$ 7,901	34,108			42,009
Issuance of ordinary shares for compensation (in shares)	26,338
Warrants issued with convertible debenture	$ 0	2,560,858			2,560,858
Conversion convertible debenture into ordinary shares	$ 40,680	203,398			244,078
Conversion convertible debenture into ordinary shares (in shares)	135,601
Net loss	$ 0	0	(7,058,158)		(7,058,158)
Balance at the end at Dec. 31, 2023	$ 1,676,359	78,535,095	(71,257,934)		8,953,520
Balance at the end (in shares) at Dec. 31, 2023	5,587,864
Balance at the beginning at Jun. 30, 2023	$ 1,014,328	73,446,519	(64,199,776)		$ 10,261,071
Balance at the beginning (in shares) at Jun. 30, 2023	3,381,092
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares for compensation (in shares)					15,804
Balance at the end at Jun. 30, 2024	$ 2,327,505	81,066,562	(81,731,423)	$ (753,061)	$ 909,583
Balance at the end (in shares) at Jun. 30, 2024	7,758,348
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion convertible debenture into ordinary shares	$ 3,592	6,953			10,545
Conversion convertible debenture into ordinary shares (in shares)	11,973
Exercise of warrants	$ 212,527	(212,527)			0
Exercise of warrants (in shares)	708,424
Net loss	$ 0	0	(2,805,331)	(13,742)	(2,819,073)
Balance at the end at Dec. 31, 2024	$ 2,543,624	$ 80,860,988	$ (84,536,754)	$ (766,803)	$ (1,898,945)
Balance at the end (in shares) at Dec. 31, 2024	8,478,745